Intangible Assets, Net - Summary of Intangible Assets of Define Useful Life (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024
Disclosure of detailed information about intangible assets [table]
Intangible assets other than goodwill	$ 1,990	$ 1,920	$ 1,920	$ 1,856
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [table]
Intangible assets other than goodwill	3,722		3,401
Gross carrying amount [member] | Extraction rights
Disclosure of detailed information about intangible assets [table]
Intangible assets other than goodwill	1,876		1,796
Gross carrying amount [member] | Developed software
Disclosure of detailed information about intangible assets [table]
Intangible assets other than goodwill	1,311		1,137
Gross carrying amount [member] | Mining projects, industrial property and trademarks
Disclosure of detailed information about intangible assets [table]
Intangible assets other than goodwill	85		78
Gross carrying amount [member] | Other intangible assets
Disclosure of detailed information about intangible assets [table]
Intangible assets other than goodwill	450		390
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [table]
Intangible assets other than goodwill	$ (1,732)		$ (1,481)